INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
	Year ended December 31,
	2021	2022	2023

Domestic loss	$(113,339)	$(167,606)	$(116,661)
Foreign income	22,010	30,588	53,403

	$(91,329)	$(137,018)	$(63,258)

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2022	2023
Deferred tax assets:

Carry-forwards losses and credits	$48,824	$59,911
Capital losses carry-forwards	89	-
Research and development expenses	16,367	22,859
Deferred revenues	12,343	12,841
Intangible assets	9,063	8,267
Share-based compensation	21,024	26,897
Operating lease liability	5,691	4,737
Accruals and others	12,224	4,276

Gross deferred tax assets before valuation allowance	125,625	139,788

Less: Valuation allowance	21,741	24,569

Total deferred tax assets	$103,884	$115,219

Deferred tax liabilities:

Intangible assets	$2,892	$3,527
Deferred commissions	21,885	24,999
Operating lease ROU asset	5,417	4,696
Property and equipment and other	881	700

Gross deferred tax liabilities	$31,075	$33,922

Net deferred tax assets	$72,809	$81,297

Schedule of Income Taxes
	Year ended December 31,
	2021	2022	2023

Current	$4,589	$8,980	$11,125
Deferred	(11,972)	(15,630)	(7,879)

	$(7,383)	$(6,650)	$3,246

	Year ended December 31,
	2021	2022	2023

Domestic	$(12,171)	$(19,716)	$(14,105)
Foreign	4,788	13,066	17,351

	$(7,383)	$(6,650)	$3,246

Schedule of Reconciliation of Income Taxes
	Year ended December 31,
	2021	2022	2023

Loss before income taxes	$(91,329)	$(137,018)	$(63,258)

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical tax benefit	(21,006)	(31,514)	(14,549)

Excess tax benefits related to share-based compensation	(4,424)	(1,817)	(3,817)
Non-deductible expenses	3,988	6,325	2,963

Valuation allowance	1,896	1,538	3,320
Unrecognized tax benefits	(1,638)	(1,914)	3,155
Foreign and preferred enterprise tax rates differential	12,171	18,450	12,826

Prior years and others	1,630	2,282	(652)

Income tax expense (tax benefit)	$(7,383)	$(6,650)	$3,246

Schedule of Unrecognized Tax Benefits
	Year ended December 31,
	2021	2022	2023

Opening balance	$4,633	$3,870	$2,805
Decrease related to settlements with taxing authorities	(2,382)	(2,353)	-
Increase related to prior year tax positions	976	429	743
Decrease related to expiration of statutes of limitations	-	-	-
Increase related to current year tax positions	643	859	2,412

Closing balance	$3,870	$2,805	$5,960